Revenue (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of revenue [Abstract]
Gold income	$ 1,922	$ 2,032	$ 4,356
By-products	80	81	154
Revenue from product sales	$ 2,002	$ 2,113	$ 4,510